Consolidated Statement of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Consolidated Statement of Operations [Abstract]
Revenues	$ 44,973.2	[1]	$ 24,722.3	[1]	$ 21,941.2	[1]
Cost of revenues	42,015.0	[1]	22,298.3	[1]	19,910.6	[1]
Gross Profit	2,958.2		2,424.0		2,030.6
Selling, general and administrative	887.3		926.5		756.3
Operating income	2,070.9		1,497.5		1,274.3
Other (expense) income:
Non-operating charges, net					(2.0)
Undistributed loss from joint venture					(0.3)
Interest income	4.9		5.3		13.0
Interest expense	(167.1)		(194.4)		(77.6)
Total other (expense) income	(162.2)		(189.1)		(66.9)
Income before income taxes	1,908.7		1,308.4		1,207.4
Provision for income taxes	704.1		481.8		431.5
Net income from continuing operations	1,204.6		826.6		775.9
Net (loss) income from discontinued operations, net of tax	(23.4)		1.0		0.2
Net income	$ 1,181.2		$ 827.6		$ 776.1
Weighted average number of common shares outstanding during the period:
Basic:	538.5	[2]	527.0	[2]	497.8	[2]
Diluted:	544.0		532.2		503.6
Basic earnings (loss) per share:
Continuing operations	$ 2.24		$ 1.57		$ 1.56
Discontinued operations	$ (0.04)
Net earnings	$ 2.19		$ 1.57		$ 1.56
Diluted earnings (loss) per share:
Continuing operations	$ 2.21		$ 1.55		$ 1.54
Discontinued operations	$ (0.04)
Net earnings	$ 2.17		$ 1.56		$ 1.54

[1]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.
[2]	The increase in the weighted average number of common shares outstanding for the year ended December 31, 2010 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009, partially offset by the repurchase of 26.9 million treasury shares during the year ended December 31, 2010. The increase in the weighted average number of common shares outstanding for the year ended December 31, 2009 for Basic and Diluted EPS resulted from the 52.9 million shares issued in the common stock offering on June 10, 2009.